(29) SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information Tables
Schedule of information segregated by segment
	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Total	Others (*)	Elimination	Total
2017
Net operating revenue	21,068,435	741,842	1,489,932	3,402,804	40,611	26,743,623	1,281	-	26,744,905
(-) Intersegment revenues	8,182	448,421	469,152	11,297	444,935	1,381,988	-	(1,381,988)	-
Cost of electric energy	(14,146,703)	(147,379)	(348,029)	(3,196,028)	-	(17,838,139)	-	936,621	(16,901,518)
Operating costs and expenses	(4,695,480)	(156,340)	(389,443)	(47,296)	(398,188)	(5,686,747)	(51,121)	445,366	(5,292,502)
Depreciation and amortization	(763,739)	(123,129)	(617,017)	(3,054)	(19,760)	(1,526,699)	(2,353)	-	(1,529,052)
Income from electric energy service	1,470,695	763,415	604,596	167,724	67,598	3,074,028	(52,193)	-	3,021,834
Equity	-	312,390	-	-	-	312,390	-	-	312,390
Finance income	597,133	102,713	137,746	19,117	10,693	867,402	12,912	-	880,314
Finance expenses	(1,163,600)	(431,289)	(648,571)	(52,023)	(6,445)	(2,301,928)	(65,939)	-	(2,367,868)
Profit (loss) before taxes	904,228	747,229	93,770	134,818	71,846	1,951,891	(105,220)	-	1,846,670
Income tax and social contribution	(299,510)	(95,688)	(74,125)	(44,527)	(16,994)	(530,844)	(72,784)	-	(603,629)
Attributable to controlling shareholders	604,717	651,541	19,645	90,290	54,852	1,421,045	(178,004)	-	1,243,042
Attributable to controlling shareholders	604,717	601,969	3,382	90,290	54,852	1,355,211	(178,004)	-	1,177,206
Attributable to noncontrolling interests	-	49,572	16,263	-	-	65,835	-	-	65,836
Total assets (**)	22,278,452	4,287,337	12,815,017	931,546	374,435	40,686,787	596,125	-	41,282,912
Purchases of PP&E and intangible assets	1,882,502	8,973	621,046	2,927	54,149	2,569,598	835	-	2,570,433
								-
2016
Net operating revenue	15,017,166	593,775	1,334,571	2,024,350	81,595	19,051,456	60,633	-	19,112,089
(-) Intersegment revenues	22,526	409,338	338,357	62,757	318,770	1,151,748	8,661	(1,160,410)	-
Cost of electric energy	(9,747,720)	(98,521)	(272,125)	(1,876,952)	-	(11,995,318)	-	795,075	(11,200,242)
Operating costs and expenses	(3,447,081)	(106,364)	(407,673)	(47,548)	(322,131)	(4,330,797)	(132,611)	365,334	(4,098,074)
Depreciation and amortization	(591,334)	(126,596)	(553,169)	(3,779)	(12,870)	(1,287,748)	(3,417)	-	(1,291,166)
Income from electric energy service	1,253,557	671,631	439,961	158,829	65,363	2,589,342	(66,734)	-	2,522,608
Equity	-	311,414	-	-	-	311,414	-	-	311,414
Finance income	781,365	182,574	132,653	31,513	10,742	1,138,848	61,655	-	1,200,503
Finance costs	(1,331,973)	(562,196)	(667,344)	(24,761)	(5,272)	(2,591,546)	(62,432)	-	(2,653,978)
Profit (loss) before taxes	702,950	603,424	(94,730)	165,581	70,832	1,448,057	(67,510)	-	1,380,547
Income tax and social contribution	(295,748)	(98,530)	(46,311)	(53,225)	(17,019)	(510,833)	9,343	-	(501,490)
Profit (loss) for the year	407,202	504,894	(141,041)	112,357	53,813	937,225	(58,167)	-	879,057
Attributable to controlling shareholders	407,202	461,411	(75,731)	112,357	53,813	959,052	(58,167)	-	900,885
Attributable to noncontrolling interests	-	43,483	(65,311)	-	-	(21,828)	-	-	(21,828)
Total assets (**)	22,887,781	5,310,924	12,459,791	466,021	345,372	41,469,889	701,103	-	42,170,992
Purchases of PP&E and intangible assets	1,200,621	7,564	978,896	3,713	42,954	2,233,748	4,199	-	2,237,949

2015
Net operating revenue	16,945,222	572,553	1,262,297	1,716,348	55,547	20,551,967	47,246	-	20,599,212
(-) Intersegment revenues	22,318	411,038	335,979	82,544	239,088	1,090,966	3,136	(1,094,101)	-
Cost of electric energy	(11,934,217)	(223,495)	(260,091)	(1,629,793)	-	(14,047,596)	-	735,849	(13,311,747)
Operating costs and expenses	(2,889,495)	(85,388)	(336,834)	(39,632)	(251,385)	(3,602,734)	(117,649)	358,257	(3,362,126)
Depreciation and amortization	(587,059)	(131,969)	(540,578)	(4,534)	(12,633)	(1,276,773)	(3,128)	-	(1,279,903)
Income from electric energy service	1,556,770	542,738	460,772	124,933	30,617	2,715,830	(70,396)	-	2,645,434
Equity	-	216,885	-	-	-	216,885	-	-	216,885
Finance income	740,628	110,018	131,354	42,840	44,098	1,068,938	74,310	-	1,143,247
Finance costs	(1,256,801)	(549,286)	(599,303)	(38,386)	(4,858)	(2,448,634)	(102,477)	-	(2,551,110)
Profit (loss) before taxes	1,040,597	320,354	(7,176)	129,386	69,857	1,553,017	(98,563)	-	1,454,454
Income tax and social contribution	(414,633)	(37,570)	(49,222)	(41,282)	(18,232)	(560,939)	(18,239)	-	(579,177)
Profit (loss) for the year	625,965	282,783	(56,398)	88,104	51,625	992,079	(116,802)	-	875,277
Attributable to controlling shareholders	625,965	251,831	(35,781)	88,104	51,625	981,744	(116,802)	-	864,942
Attributable to noncontrolling interests	-	30,954	(20,617)	(0)	-	10,337	-	-	10,337
Total assets (**)	22,138,086	4,575,230	11,868,943	714,781	317,845	39,614,885	917,586	-	40,532,471
Purchases of PP&E and intangible assets	868,495	6,910	493,584	2,432	39,176	1,410,597	17,199	-	1,427,796